Property and equipment	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Property and equipment

6.	Property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099
Additions	2	-	-	-	-	2
Disposals	-	(84)	(156)	-	-	(240)
Impact of foreign exchange rate changes	2	8	1	3	5	19
At March 31, 2025	2,809	7,646	221	3,555	5,649	19,880

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133
Amortization	-	166	10	88	61	325
Disposals	-	(84)	(156)	-	-	(240)
Impact of foreign exchange rate changes	-	-	-	1	2	3
At March 31, 2025	-	4,454	135	1,624	3,008	9,221

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966
At March 31, 2025	2,809	3,192	86	1,931	2,641	10,659

During the three-month period ended March 31, 2025, the Company retired fully depreciated assets no longer in use of $240 (2024 - $nil).

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Included right-of-use in the net carrying amount of property and equipment at March 31, 2025, are assets relating to buildings, in the amount of $1,931 (December 31, 2024 - $1,990).

The Company considers the implementation of US tariffs during the period ended March 31, 2025 as a potential impairment indicator, which is amplified by the prevailing economic climate, pressures on gross margins, persistent revenue volatility, and ongoing operating losses. As a result, the Company performed an impairment assessment on the Active Ingredient CGU based on various probability-weighted scenarios concerning the impact of the US tariffs. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The significant estimates used in the determination of value in use included forecasted revenues, costs, growth rate, discount rate and the continuation of the CUSMA exemption on the Company’s sales to the US as being the most likely scenario. The recoverable amount of the CGU tested was estimated to be higher than its carrying amount and no impairment was required. No reasonable change in the discount rate or the terminal value growth could cause the carrying amount to exceed the recoverable amount. However, the removal of the CUSMA exemption and the subsequent prolonged application of US tariffs on the Company’s sales could potentially necessitate the recognition of an impairment loss in future periods.